N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
VALIC POTENTIA VA (333-49232)
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
•No. There are no surrender or withdrawal charges under the Contract.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
Fee Table
Are There Transaction Charges?
•Yes. You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.45%	1.45%
	Portfolio Company fees and expenses[2]	0.21%	1.02%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,688	Highest Annual Cost: $2,501
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
•No. There are no surrender or withdrawal charges under the Contract.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
Fee Table

Transaction Charges [Text Block]
Are There Transaction Charges?
•Yes. You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.45%	1.45%
	Portfolio Company fees and expenses[2]	0.21%	1.02%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,688	Highest Annual Cost: $2,501
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charge or advisory fee
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charge or advisory fee
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.45%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.45%
Investment Options (of Other Amount) Minimum [Percent]	0.21%
Investment Options (of Other Amount) Maximum [Percent]	1.02%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option.
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform Charges.
Lowest Annual Cost [Dollars]	$ 1,688
Highest Annual Cost [Dollars]	$ 2,501
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
•No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

What Are the Risks Associated with Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Contract.
•Each Variable Investment Option and Fixed Account Option has its own
unique risks.
•You should review the Variable Investment Options and Fixed Account
Option before making an investment decision.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

Investment Restrictions [Text Block]	Certain Investment Options may not be available under your Contract.•You may transfer funds between the Investment Options, subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Option are subject to special restrictions.•We reserve the right to remove or substitute Portfolio Companies as Investment Options and also reserve the right to stop accepting additional Purchase Payments.
Key Information, Benefit Restrictions [Text Block]	No. There are no restrictions on the benefits of this Contract.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.•Withdrawals may be subject to ordinary income tax and may be subject to tax penalties if you take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	VALIC no longer pays commissions to investment professionals for sales or subsequent premiums on the Contracts. In addition, the Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of Purchase Payments or amount surrendered)	None
The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Portfolio Company fees and expenses. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	1.45%	1.45%
(1) Also referred to as “Separate Account Charges.” For additional information, see Separate Account Charges in the “Charges and Adjustments” section.Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.21%	1.02%
Footnotes to the Annual Portfolio Company Expenses(1) The Portfolio Company with the lowest total annual fund operating expenses is the Goldman Sachs VIT Government Money Market Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the VALIC Company I Emerging Economies Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of Purchase Payments or amount surrendered)	None

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	The next tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Portfolio Company fees and expenses. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract value)	1.45%	1.45%
(1) Also referred to as “Separate Account Charges.” For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	1.45%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Annual Portfolio Company Expenses [Table Text Block]	Annual Portfolio Company Expenses The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(1)	Maximum(2)
	0.21%	1.02%
Footnotes to the Annual Portfolio Company Expenses(1) The Portfolio Company with the lowest total annual fund operating expenses is the Goldman Sachs VIT Government Money Market Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the VALIC Company I Emerging Economies Fund.
Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.21%
Portfolio Company Expenses Maximum [Percent]	1.02%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Company with the lowest total annual fund operating expenses is the Goldman Sachs VIT Government Money Market Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the VALIC Company I Emerging Economies Fund.
Surrender Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$2,501	$7,698	$13,164	$28,102
1 Year	3 Years	5 Years	10 Years
$1,688	$5,237	$9,032	$19,704

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,501
Surrender Expense, 1 Year, Minimum [Dollars]	1,688
Surrender Expense, 3 Years, Maximum [Dollars]	7,698
Surrender Expense, 3 Years, Minimum [Dollars]	5,237
Surrender Expense, 5 Years, Maximum [Dollars]	13,164
Surrender Expense, 5 Years, Minimum [Dollars]	9,032
Surrender Expense, 10 Years, Maximum [Dollars]	28,102
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,704
Annuitize Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$2,501	$7,698	$13,164	$28,102
1 Year	3 Years	5 Years	10 Years
$1,688	$5,237	$9,032	$19,704

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,501
Annuitized Expense, 1 Year, Minimum [Dollars]	1,688
Annuitized Expense, 3 Years, Maximum [Dollars]	7,698
Annuitized Expense, 3 Years, Minimum [Dollars]	5,237
Annuitized Expense, 5 Years, Maximum [Dollars]	13,164
Annuitized Expense, 5 Years, Minimum [Dollars]	9,032
Annuitized Expense, 10 Years, Maximum [Dollars]	28,102
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 19,704
No Surrender Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$2,501	$7,698	$13,164	$28,102
1 Year	3 Years	5 Years	10 Years
$1,688	$5,237	$9,032	$19,704

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,501
No Surrender Expense, 1 Year, Minimum [Dollars]	1,688
No Surrender Expense, 3 Years, Maximum [Dollars]	7,698
No Surrender Expense, 3 Years, Minimum [Dollars]	5,237
No Surrender Expense, 5 Years, Maximum [Dollars]	13,164
No Surrender Expense, 5 Years, Minimum [Dollars]	9,032
No Surrender Expense, 10 Years, Maximum [Dollars]	28,102
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,704
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and, if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Early Withdrawal Risk. The Contracts are not suitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit and other guaranteed benefits. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard benefits. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your interest in the Contract. A withdrawal (or transfer) made after the first year from the Fixed Account Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from the Fixed Account Option for up to six months when permitted by law. Contract Benefits Risk. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your benefits including the death benefit. Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Contract Changes Risk. Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing the Fixed Account Option to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	The following table summarizes information about the benefits available under the Contract.
Standard
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the Account Value	Standard	No Charge	•Payable only during the Purchase Period •Generally payable only if death occurs on or after age 70 •Withdrawals may significantly reduce the benefit
Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Standard	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Benefits Available [Table Text Block]
Standard
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the Account Value	Standard	No Charge	•Payable only during the Purchase Period •Generally payable only if death occurs on or after age 70 •Withdrawals may significantly reduce the benefit
Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
American Home Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	Standard	No Charge
•Applies only to Contracts or certificates
issued on December 29, 2006 or earlier
•Additional financial guarantee is subject to
American Home’s financial strength and
claims-paying ability
•Does not guarantee Contract value or the
investment performance of the Variable
Investment Options

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	If your Contract is through certain employer-sponsored retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.64%	None	0.64%	14.77%	12.45%	13.89%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
Specialty	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Conservative Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
[1] The following adviser/sub-adviser abbreviations are used in this table: •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •JPMIM – J.P. Morgan Investment Management Inc. •VALIC – The Variable Annuity Life Insurance Company •Voya – Voya Investment Management Co. LLC [2] A VALIC Company I Fund. [3] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [4] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	If your Contract is through certain employer-sponsored retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.64%	None	0.64%	14.77%	12.45%	13.89%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
Specialty	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Conservative Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%

Portfolio Company Objective [Text Block]	Type/Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account OptionsThe following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Potentia General Account	1-Year	2%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Potentia General Account	1-Year	2%

VALIC POTENTIA VA (333-49232) | VALIC Company I Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
VALIC POTENTIA VA (333-49232) | VALIC Company I Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
VALIC POTENTIA VA (333-49232) | VALIC Company I Large Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
VALIC POTENTIA VA (333-49232) | VALIC Company I Stock Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
VALIC POTENTIA VA (333-49232) | VALIC Company I Systematic Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
VALIC POTENTIA VA (333-49232) | VALIC Company I Mid Cap Index Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
VALIC POTENTIA VA (333-49232) | VALIC Company I Mid Cap Strategic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
VALIC POTENTIA VA (333-49232) | VALIC Company I Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
VALIC POTENTIA VA (333-49232) | VALIC Company I Small Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
VALIC POTENTIA VA (333-49232) | VALIC Company I International Socially Responsible
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
VALIC POTENTIA VA (333-49232) | VALIC Company I Emerging Economies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
VALIC POTENTIA VA (333-49232) | VALIC Company I Science And Technology Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
VALIC POTENTIA VA (333-49232) | VALIC Company I Aggressive Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
VALIC POTENTIA VA (333-49232) | VALIC Company I Conservative Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
VALIC POTENTIA VA (333-49232) | VALIC Company I Moderate Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
VALIC POTENTIA VA (333-49232) | VALIC Company I Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
VALIC POTENTIA VA (333-49232) | Goldman Sachs VIT Government Money Market Fund Institutional
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
VALIC POTENTIA VA (333-49232) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the Account Value
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsIf a Participant dies before withdrawing the entire balance in the Contract, the remaining balance will be paid to the Participant’s Beneficiary(ies) as determined under the plan, in accordance with the plan and the Code. If the Participant dies during the Payout Period, the remaining annuity payments, if any, will be paid to the Participant’s Beneficiary(ies) as determined under the plan and as described below. Death benefits are paid only once per Participant. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be paid.Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; or •In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or •In a manner consistent with the Code section 401(a)(9) or 72(s). Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any. Spousal Beneficiaries. A spousal Beneficiary may receive death benefits as shown above or, in the case of a qualified Contract, may delay any distributions until the Annuitant would have reached age 72 or roll the funds over to an Individual Retirement Annuity. In the case of a nonqualified Contract, a spousal Beneficiary may receive death benefits as shown above or may continue the Contract as Contract Owner. Beneficiaries Other Than Spouses. If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid: •In full within 5 years after the year of the Annuitant’s death; or •By payments beginning within 1 year after the year of the Annuitant’s death under: 1.A life annuity; 2.A life annuity with payments guaranteed to be made for at least a specified fixed period; or 3.An annuity or other stream of payments for a designated period not exceeding the Beneficiary’s life expectancy. If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout. Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts. As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the Participant’s account minus the amount applied to Payout Payments.
Calculation Method of Benefit [Text Block]	During The Payout Period If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the “Payout Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal beneficiaries may be entitled to more favorable treatment under federal tax law.
VALIC POTENTIA VA (333-49232) | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Optional Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
VALIC POTENTIA VA (333-49232) | Affiliate Guarantee
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
VALIC POTENTIA VA (333-49232) | American Home Guarantee
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	American Home Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to American Home’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Investment Options
Name of Benefit [Text Block]	American Home Guarantee
VALIC POTENTIA VA (333-49232) | Potentia General Account
Fixed Option [Line Items]
Fixed Option Available, Name	Potentia General Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.00%
VALIC POTENTIA VA (333-49232) | Fixed Account Option
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account Option The Contract offers one Fixed Account Option, the Potentia General Account, which is part of the General Account assets of the Company. The Potentia General Account provides fixed-return investment growth. This account is invested in accordance with applicable state regulations and guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. With the exception of the market value adjustment, which generally will be applied to withdrawals after the first plan year in excess of certain amounts, we bear the entire investment risk for the Potentia General Account. All Purchase Payments and interest earned on such amounts in the Potentia General Account will be paid regardless of the investment results experienced by the Company’s general assets. Certain limitations may also apply.The Potentia General Account provides fixed-rate earnings and guaranteed safety of principal. The guarantees under the Fixed Account Option are subject to our financial strength, claims-paying ability, and our long-term ability to make such payments and not Separate Account A. The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.
VALIC POTENTIA VA (333-49232) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and, if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own risks, and you are exposed to the Portfolio Company’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
VALIC POTENTIA VA (333-49232) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed Account Option).•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.
VALIC POTENTIA VA (333-49232) | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Option before making an investment decision.
VALIC POTENTIA VA (333-49232) | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are not suitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit and other guaranteed benefits. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard benefits. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your interest in the Contract. A withdrawal (or transfer) made after the first year from the Fixed Account Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from the Fixed Account Option for up to six months when permitted by law.
VALIC POTENTIA VA (333-49232) | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. Investment restrictions limit the investment options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. A withdrawal may reduce the value of your benefits including the death benefit.
VALIC POTENTIA VA (333-49232) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of VALIC. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract that are paid from our general account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our former affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
VALIC POTENTIA VA (333-49232) | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing the Fixed Account Option to deposits or transfers and transfers among the Variable Investment Options.
VALIC POTENTIA VA (333-49232) | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
VALIC POTENTIA VA (333-49232) | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
VALIC POTENTIA VA (333-49232) | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
VALIC POTENTIA VA (333-49232) | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.